The Guardian Bond Fund, Inc. - 3
--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)

MULTI CLASS MORTGAGE PASS-THROUGHS -- 32.3%

  Principal
     Amount                                                    Value
---------------------------------------------------------------------
$  296,484  Citibank New York, NA
            9.50% due 8/1/16                               $  306,209
 5,000,000  Citicorp Mortgage Secs.,
            Inc. 7.00% due 6/25/23                          4,892,150
 4,750,000  Citicorp Mortgage Secs.,
            Inc. 6.50% due 1/25/24                          4,190,355
 5,000,000  Citicorp Mortgage Secs.,
            Inc. 6.25% due 3/25/24                          4,551,550
 3,352,519  Citicorp Mortgage Secs.,
            Inc. 7.75% due 11/25/06                         3,374,646
 7,770,759  GE Capital Mortgage Svcs.,
            Inc. 6.50% due 4/25/24                          7,486,582
 5,000,000  Residential Fdg. Mtg. Secs.,
            Inc. 5.95% due 11/25/23                         4,490,500
 7,308,326  Residential Fdg. Mtg. Secs.,
            Inc. 6.50% due 9/25/08                          7,002,253
 2,616,725  Sears Mortgage Secs. Corp.
            6.50% due 5/25/22                               2,579,568
10,000,000  Securitized Asset Sales, Inc.
            10.00% due 12/1/99                              9,794,000
 6,000,000  Federal Home Loan Mortgage
            Corp. 7.00% due 3/15/21                         5,902,500
 3,000,000  Federal Home Loan Mortgage
            Corp. 7.40% due 12/15/21                        3,042,180
12,700,000  Federal Home Loan Mortgage
            Corp. 6.50% due 5/15/19                        12,211,812
 6,000,000  Federal Home Loan Mortgage
            Corp. 6.80% due 12/15/18                        5,960,580
 5,000,000  Federal Home Loan Mortgage
            Corp. 6.00% due 11/15/20                        4,756,250
 4,000,000  Federal National Mortgage Assn.
            7.00% due 5/25/20                               3,943,720
 7,000,000  Federal National Mortgage Assn.
            7.00% due 4/25/12                               7,024,010
 4,359,000  Federal National Mortgage Assn.
            6.00% due 4/25/20                               4,141,050
 2,000,000  Federal National Mortgage Assn.
            5.75% due 4/25/06                               1,933,120
 1,000,000  Federal National Mortgage Assn.
            6.25% due 5/25/07                                 969,060
 13,000,000 Federal National Mortgage Assn.
            6.44% due 6/21/05                              12,914,200
                                                         ------------
Total Multi Class Mortgage Pass-Throughs
   (Cost $109,686,719)                                    111,466,295
                                                         ------------

MORTGAGE PASS-THROUGHS -- 9.5%

$  988,938  FNMA Pool #068106
            8.50% due 8/1/09                              $ 1,029,940
 1,318,955  FNMA Pool #068772
            8.00% due 6/1/08                                1,356,452
    15,935  FNMA Pool #072923
            8.25% due 1/1/09                                   16,390
14,266,768  FNMA Pool #190541
            7.00% due 1/1/24                               14,021,523
 7,034,058  FNMA Pool #250030
            7.00% due 5/1/24                                6,913,143
 1,969,028  FNMA Pool #250083
            7.00% due 7/1/24                                1,935,180
   783,206  FNMA Pool #277038
            7.00% due 5/1/24                                  769,743
   609,989  FNMA Pool #283501
            7.00% due 5/1/24                                  599,503
 5,964,437  FNMA Pool #307331
            8.00% due 8/1/19                                6,135,079
    12,882  GNMA Pool #000375
            11.50% due 7/20/00                                 13,562
     1,383  GNMA Pool #780002
            6.50% due 7/15/24                                   1,329
                                                         ------------
Total Mortgage Pass-Throughs
 (Cost $31,968,047)                                        32,791,844
                                                         ------------

U.S. GOVERNMENT AND AGENCIES -- 21.7%

$13,000,000 Federal Home Loan Mortgage
            Corp., 7.188% due 9/15/99                     $13,229,580
10,000,000  Federal Home Loan Mortgage
            Corp., 8.44% due 10/27/04                      10,395,800
20,500,000  U.S. Treasury Bonds 7.625%
            due 2/15/25                                    23,152,085
 9,500,000  U.S. Treasury Notes 6.875%
            due 7/31/99                                     9,796,875
10,000,000  U.S. Treasury Notes 6.875%
            due 8/31/99                                    10,317,200


                       See notes to financial statements.

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                                        1

                                                The Guardian Bond Fund, Inc. - 3
--------------------------------------------------------------------------------



  Principal
     Amount                                                    Value
---------------------------------------------------------------------

$ 8,000,000 U.S. Treasury Notes 6.75%
            due 4/30/00                                   $ 8,242,480
                                                         ------------
Total U.S. Government and Agencies
 (Cost $73,049,457)                                        75,134,020
                                                         ------------

CORPORATE BONDS -- 32.8%

Asset Backed -- 6.8%
$2,700,000  Amer. Express Master Tr.,
            5.375% due 7/15/01                              2,569,212
 4,000,000  Banc One Auto Trust,
            6.90% due 4/15/98                               4,056,400
 8,000,000  Banc One Auto Trust,
            6.15% due 7/15/02                               7,953,600
 8,500,000  Premier Auto Trust,
            7.85% due 2/4/98                                8,715,135
                                                         ------------
                                                           23,294,347
                                                         ------------

Chemicals -- 2.5%
 8,500,000  Union Carbide Corp.,
            6.79% due 6/1/25                                8,433,870
                                                         ------------

Drugs -- 2.0%
 7,000,000  Rhone Poulenc SA,
            6.75% due 10/15/99                              7,015,820
                                                         ------------

Electronics -- 1.9%
 6,000,000  Philips Electronics NV,
            8.375% due 9/15/06                              6,627,180
                                                         ------------

Financial-Banks -- 1.6%
 3,000,000  Keycorp, 8.40% due
            4/1/99                                          3,175,320
 2,000,000  Republic NY Corp.,
            8.375% due 2/15/07                              2,231,500
                                                         ------------
                                                            5,406,820
                                                         ------------

Financial-Other -- 5.3%
 8,000,000  Gen. Motors Accep. Corp.
            MTN, 7.375% due 6/9/99                          8,204,320
 5,500,000  Gen. Motors Accep. Corp.
            MTN, 8.50% due 12/15/00                         5,928,725
 4,000,000  Grand Metropolitan Corp.
            7.00% due 6/15/99                               4,052,000
                                                         ------------
                                                           18,185,045
                                                         ------------

Machinery-Industrial Specialty -- 1.7%
 6,000,000  McDermott, Inc. MTN,
            6.57% due 4/20/98                               5,975,880
                                                         ------------

Merchandising-Department Store -- 1.0%
 3,400,000  Wal Mart Stores, Inc.,
            8.75% due 12/29/06                              3,544,330
                                                         ------------

Natural Gas-Diversified -- 0.6%
 1,000,000  Internorth, Inc.,
            9.625% due 3/15/06                              1,186,150
 1,000,000  Texas Eastern Corp.,
            8.50% due 2/10/97                               1,024,060
                                                         ------------
                                                            2,210,210
                                                         ------------

Paper and Forest Product -- 2.3%
 5,000,000  Boise Cascade Corp.,
            7.10% due 1/13/99                               4,926,900
 3,000,000  James River Corp.,
            6.75% due 10/1/99                               2,990,370
                                                         ------------
                                                            7,917,270
                                                         ------------

Telecommunications -- 1.4%
 5,000,000  Amer. Tel. & Tel. Cap. Corp.,
            5.28% due 8/15/97                               4,898,900
                                                         ------------

Tobacco -- 2.3%
 8,000,000  BAT Capital Corp.,
            6.875% due 4/15/03                              7,934,160
                                                         ------------

Utilities-Electric -- 3.4%
 2,500,000  Consumers Power Co.,
            7.50% due 6/1/02                                2,533,575
 5,000,000  Duquesne Light Co.,
            6.70% due 5/15/03                               4,940,150
 4,500,000  Illinois Power Co.,
            5.625% due 4/15/00                              4,303,890
                                                         ------------
                                                           11,777,615
                                                         ------------
Total Corporate Bonds
(Cost $111,606,244)                                       113,221,447
                                                         ------------


                       See notes to financial statements.


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                                        2

The Guardian Bond Fund, Inc. - 3
--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 1995 (Unaudited)



REPURCHASE AGREEMENT -- 3.6%

  Principal
     Amount                                                    Value
---------------------------------------------------------------------
$12,390,000 State Street Bank & Trust
            repurchase agreement,
            dated 6/30/95, maturity
            value $12,396,195 at
            6% due 7/3/95 (colla-
            teralized by $12,000,000
            U.S. Treasury Notes, 6.875%
            due 2/28/97)                                 $ 12,390,000
                                                         ------------
TOTAL REPURCHASE AGREEMENT
 (COST $12,390,000)                                        12,390,000
                                                         ------------

TOTAL INVESTMENTS -- 99.9%
 (COST $338,700,467)                                      345,003,606

CASH, RECEIVABLES AND
 OTHER ASSETS LESS PAYABLES -- 0.1%                           486,729
                                                         ------------
NET ASSETS -- 100.0%                                     $345,490,335
                                                         ============




                       See notes to financial statements.


--------------------------------------------------------------------------------

                                                The Guardian Bond Fund, Inc. - 3
--------------------------------------------------------------------------------


STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1995 (Unaudited)



ASSETS:
  Investments, at identified cost*                                $ 338,700,467
                                                                  =============

  Investments, at market                                            332,613,606
  Repurchase agreements                                              12,390,000
                                                                  -------------
  TOTAL INVESTMENTS                                                 345,003,606

  Cash                                                                  156,357
  Interest receivable                                                 3,869,896
  Other assets                                                            2,763
                                                                  -------------
  TOTAL ASSETS                                                      349,032,622
                                                                  -------------

LIABILITIES:
  Payable for securities purchased                                    3,064,440
  Accrued expenses                                                       27,611
  Due to affiliates -- Note B                                           450,236
                                                                  -------------
  TOTAL LIABILITIES                                                   3,542,287
                                                                  -------------
  NET ASSETS                                                      $ 345,490,335
                                                                  =============



COMPONENTS OF NET ASSETS:
  Common Stock -- $.10 par value each
  (100,000,000 shares authorized)                                 $   2,809,607
  Paid-in capital                                                   335,893,044
  Undistributed net investment income                                11,081,187
  Accumulated net realized (loss) on investments                    (10,596,642)
  Net unrealized appreciation of investments                          6,303,139
                                                                  -------------
  NET ASSETS                                                      $ 345,490,335
                                                                  =============

SHARES OUTSTANDING                                                   28,096,071
                                                                  -------------
NET ASSET VALUE PER SHARE                                         $       12.30
                                                                  =============


* Includes repurchase agreements.



STATEMENT OF OPERATIONS
For The Six Months Ended
June 30, 1995 (Unaudited)


Investment Income:
  Interest                                                           $11,864,769
                                                                     -----------
Expenses:
  Investment advisory fee -- Note B                                      814,615
  Custodian fees                                                          46,114
  Audit fees                                                               8,250
  Directors' fees -- Note B                                                5,000
  Printing expense                                                         2,750
  Insurance expense                                                        1,931
  Transfer agent fees                                                      1,650
  Legal fees                                                               1,429
  Registration fees                                                          826
  Other                                                                      360
                                                                     -----------
    Total Expenses                                                       882,925
                                                                     -----------

  Net Investment Income                                               10,981,844
                                                                     ===========

Realized and Unrealized Gain/(Loss)
   on Investments -- Note D
  Net realized gain on investments                                     2,667,043
  Net change in unrealized appreciation
    of investments                                                    20,522,973
                                                                     -----------
  Net Realized and Unrealized Gain
    on Investments                                                    23,190,016
                                                                     -----------
  Net Increase in Net Assets
    from Operations                                                  $34,171,860
                                                                     ===========


                       See notes to financial statements.


--------------------------------------------------------------------------------

The Guardian Bond Fund, Inc. - 3
--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                     Ended         Year Ended
                                                                              June 30, 1995      December 31,
                                                                                (Unaudited)              1994
                                                                                -----------      ------------
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
   Net investment income                                                       $ 10,981,844       $ 8,398,624
   Net realized gain/(loss) on investments                                        2,667,043       (13,787,259)
   Net change in unrealized appreciation/(depreciation) of investments           20,522,973       (16,409,226)
                                                                               ------------      ------------
     Net Increase/(Decrease) in Net Assets Resulting from Operations             34,171,860       (11,797,861)
                                                                               ------------      ------------

Distributions to Shareholders:
   Net investment income                                                                 --       (18,375,937)
   Net realized gain on investments                                                      --        (1,613,357)
                                                                               ------------      ------------
     Total Distributions to Shareholders                                                 --       (19,989,294)
                                                                               ------------      ------------

From Capital Share Transactions:
   Net increase in net assets from capital share transactions -- Note E           2,340,390           496,365
                                                                               ------------      ------------
     Net Increase/(Decrease) in Net Assets                                       36,512,250       (31,290,790)

Net Assets:
   Beginning of period                                                          308,978,085       340,268,875
                                                                               ------------      ------------
   End of period*                                                              $345,490,335      $308,978,085
                                                                               ============      ============

* Includes undistributed net investment income of:                              $11,081,187           $99,343



                       See notes to financial statements.


--------------------------------------------------------------------------------

                                                The Guardian Bond Fund, Inc. - 3
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout the periods indicated:


                         Six Months
                            Ended
                           June 30,                                  Year Ended December 31,
                            1995     ------------------------------------------------------------------------------------
                        (Unaudited)  1994      1993     1992     1991     1990     1989     1988     1987    1986    1985
                        -----------  ----      ----     ----     ----     ----     ----     ----     ----    ----    ----
Net asset value, beginning
   of period ............. $11.08   $12.24    $12.26   $12.33   $11.56   $11.67   $11.16   $11.12   $12.41  $11.57  $10.18
                           ------   ------    ------   ------   ------   ------   ------   ------   ------  ------  ------

Income from investment
   operations
   Net investment
     income ..............   0.39     0.40      0.70     0.81     0.92     0.97     0.98     1.03     0.96    0.83    0.74
   Net realized and unre-
      alized gain/(loss)
      on investments .....   0.83    (0.82)     0.50     0.13     0.91    (0.11)    0.55     0.02    (0.92)   0.83    1.44
                           ------   ------    ------   ------   ------   ------   ------   ------   ------  ------  ------
   Net increase/
      (decrease) from
      investment
      operations .........   1.22    (0.42)     1.20     0.94     1.83     0.86     1.53     1.05     0.04    1.66    2.18
                           ------   ------    ------   ------   ------   ------   ------   ------   ------  ------  ------
Distributions to
   shareholders
   Distributions from net
      investment
      income .............     --    (0.68)    (0.70)   (0.81)   (0.92)   (0.97)   (1.02)   (1.01)   (1.23)  (0.79)  (0.79)
   Distributions from net
      realized gain ......     --    (0.06)    (0.52)   (0.20)   (0.14)      --       --       --    (0.10)  (0.03)     --
                           ------   ------    ------   ------   ------   ------   ------   ------   ------  ------  ------
   Total distributions ...     --    (0.74)    (1.22)   (1.01)   (1.06)   (0.97)   (1.02)   (1.01)   (1.33)  (0.82)  (0.79)
                           ------   ------    ------   ------   ------   ------   ------   ------   ------  ------  ------

Net asset value, end of
   period ................ $12.30   $11.08    $12.24   $12.26   $12.33   $11.56   $11.67   $11.16   $11.12  $12.41  $11.57
                           ======   ======    ======   ======   ======   ======   ======   ======   ======  ======  ======
Total return* ............ 11.01%  (3.45)%     9.85%    7.70%   16.19%    7.57%   13.88%    9.70%     .32%  14.84%  22.36%
                           ======   ======    ======   ======   ======   ======   ======   ======   ======  ======  ======
Ratios/supplemental data:
   Net assets, end of
      period (000's
      omitted) ......... $345,490 $308,978 $340,2694 $284,330 $222,299 $165,844 $147,753 $113,616 $103,846 $73,491 $25,537
   Ratio of expenses to
      average net
      assets ...........    0.54%**  0.54%     0.55%    0.56%    0.57%    0.58%    0.60%    0.61%    0.62%   0.69%   1.00%
   Ratio of net invest-
      ment income to
      average net
      assets ...........    3.34%**  5.69%     5.56%    6.70%    7.81%    8.53%    8.78%    8.97%    8.97%   9.10%  10.25%
   Ratio of expenses
      subsidized by
      GISC                     --       --        --       --       --       --       --       --       --      --   0.16%
   Portfolio turnover
      rate .............     195%     311%      220%      57%      43%      39%     158%      24%      67%     55%     48%


* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.
**   Annualized.


                       See notes to financial statements.


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                                        6

                                             The Guardian Stock, Bond & Cash - 4
--------------------------------------------------------------------------------
The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)


Note A -- Organization and Accounting Policies

   The Guardian Stock Fund, Inc. (GSF), The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc. (GCF) (collectively, the Funds and individually, a
Fund), are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each Fund sold 10,000 of its shares to The Guardian Insurance & Annuity Company, Inc. (GIAC) for $100,000 in order to facilitate the commencement of its operations. Such shares were subsequently deposited in The Guardian Separate Account A, a separate account of GIAC which is registered as a unit investment trust under the 1940 Act. Shares of the Funds are only sold to certain separate accounts of GIAC. The Funds are available for investment only through the purchase of certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). Significant accounting policies of the Funds are as follows:

Investments

   Investments in GSF and GBF are carried at value. Securities listed on national securities exchanges are valued based upon closing prices on these exchanges. Securities traded in the over-the-counter market and listed securities for which there have been no trades for the day are valued at the mean of the bid and asked prices.

   Certain debt securities may be valued each business day by an independent pricing service (Service) approved by the Board of Directors. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   Securities for which market quotations are not readily available, including certain mortgage-backed securities and restricted securities, are valued by using methods that each Fund's Board of Directors, in good faith, believes will accurately reflect their fair value.

   The valuation of securities held by GCF is based upon their amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost valuations do not take into account unrealized gains and losses.

   Investment securities transactions are recorded on the date of purchase or sale. Repurchase agreements are carried at cost, which approximates value (see Note C).

   Net realized gain or loss on sales of investments is determined on the basis of identified cost. Interest income, including amortization of premium and discount, is recorded when earned. Dividends are recorded on the ex-dividend date.

Federal Income Taxes

   Each Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code


--------------------------------------------------------------------------------

The Guardian Stock, Bond & Cash - 4
--------------------------------------------------------------------------------
The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)



of 1986, as amended (Code), and as such will not be subject to federal income tax on investment income (including any realized capital gains) which is distributed to its shareholders in accordance with the applicable provisions of the Code. Therefore, no federal income tax provision is required.

Reclassifications of Capital Accounts

   During the year ended December 31, 1994, GSF reclassified ($113,817) to paid-in capital from accumulated net realized gains/(losses) to reflect permanent differences between income recognition on a tax basis and a GAAP basis.

Dividend Distributions

   GSF and GBF intend to distribute each year, as dividends or capital gain distributions, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on generally accepted accounting principles may cause temporary overdistributions of net realized gains and net investment income. Currently, the policy of GSF and GBF is to distribute net investment income approximately every six months and net capital gains annually. This policy is, however, subject to change at any time by each Fund's Board of Directors.

   GCF earns interest on its investments daily and distributes all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day.

   All dividends and distributions are credited in the form of additional shares of GCF at net asset value on the payable date.


Note B -- Investment Advisory Agreements and Payments to Related Parties

   Each Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. GISC receives a management fee from each Fund computed at the rate of .50% of the daily average net assets during the fiscal year, payable quarterly. If total expenses of any Fund (excluding taxes, interest and brokerage commissions, but including the investment advisory fee) exceeds 1% per annum of the average daily net assets of the Fund, GISC has agreed to assume any such expenses. None of the Funds exceeded this limit during the six months ended June 30, 1995.

   No compensation is paid by any of the Funds to a director who is deemed to be an "interested person" (as defined in the 1940 Act) of a Fund. Each director not deemed an "interested person" is paid an annual fee of $500 by each Fund, and $350 for attendance at each meeting of each Fund. The aggregate remuneration paid by each Fund to its disinterested directors was $5,000 for the six months ended June 30, 1995.


  Note C -- Repurchase Agreements

   Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued


--------------------------------------------------------------------------------

                                             The Guardian Stock, Bond & Cash - 4
--------------------------------------------------------------------------------



interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Each Fund's Board of Directors has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with each Fund. Repurchase agreements of more than one week's duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of a Fund's net assets would be so invested.


Note D -- Investment Transactions


Purchases  and  proceeds  from  sales  of  securities  (excluding  short-term securities) were as follows:

                                                                       Six Months Ended June 30, 1995 (Unaudited)
                                                                       -----------------------------------------
                                                                                GSF                  GBF
                                                                               -----                -----
Purchases
   Stocks and debt obligations                                             $ 383,094,399        $ 141,242,086
   U.S. Government and government agency obligations                                  --          501,948,057
Proceeds
   Stocks and debt obligations                                             $ 310,354,216        $ 163,139,778
   U.S. Government and government agency obligations                                  --          425,858,202

     The cost of  investments  owned at June 30, 1995 for federal  income tax  purposes  was  $1,031,324,923,
$338,700,467  and  $360,254,493 for GSF, GBF and GCF,  respectively.  The gross  unrealized  appreciation and depreciation at June 30, 1995 for GSF and GBF were as follows:
                                                                                GSF                  GBF
                                                                               -----                -----
   Gross Appreciation                                                      $ 333,524,402          $ 8,305,058
   Gross Depreciation                                                        (13,575,124)          (2,001,919)
                                                                           -------------          -----------
     Net Unrealized Appreciation                                           $ 319,949,278          $ 6,303,139
                                                                           =============          ===========


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                                        9

The Guardian Stock, Bond & Cash - 4
--------------------------------------------------------------------------------
The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc.,
The Guardian Cash Fund, Inc.

COMBINED NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)



Note E -- Transactions in Capital Stock

                                                                  The Guardian Stock Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             4,830,224   $143,558,734    10,511,824   $299,351,838
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments                    --             --     1,661,572     45,909,555
                                                     ------------   ------------    ----------   ------------
                                                        4,830,224    143,558,734    12,173,396    345,261,393
Less shares repurchased                                (1,882,684)   (55,515,605)   (4,131,682)  (117,077,466)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE                                         2,947,540   $ 88,043,129     8,041,714   $228,183,927
                                                     ============   ============    ==========   ============


                                                                  The Guardian Bond Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             2,619,517   $ 30,497,213     4,878,473   $ 57,770,327
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments                    --             --     1,769,521     19,989,294
                                                     ------------   ------------    ----------   ------------
                                                        2,619,517     30,497,213     6,647,994     77,759,621
Less shares repurchased                                (2,410,055)   (28,156,821)   (6,559,394)   (77,263,256)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE                                           209,462   $  2,340,392        88,600   $    496,365
                                                     ============   ============    ==========   ============


                                                                  The Guardian Cash Fund, Inc.
                                                      Six Months Ended June 30,      Year Ended December 31,
                                                          1995 (Unaudited)                   1994
                                                     --------------------------    --------------------------
                                                         Shares        Amount         Shares        Amount
                                                     ------------   ------------    ----------   ------------
Shares sold                                             9,859,897   $ 98,598,981    28,157,184   $281,571,841
Shares issued through reinvestment of
  dividends from net investment income and
  net realized gain on sales of investments             1,006,368     10,063,680     1,390,754     13,907,542
                                                     ------------   ------------    ----------   ------------
                                                       10,866,265    108,662,661    29,547,938    295,479,383
Less shares repurchased                               (13,642,647)  (136,426,475)  (21,929,183)  (219,291,835)
                                                     ------------   ------------    ----------   ------------
   NET INCREASE (DECREASE)                           $ (2,776,382)  $(27,763,814)    7,618,755   $ 76,187,548
                                                     ============   ============    ==========   ============



Note F -- Line of Credit

   A $20,000,000 line of credit available to all of the Funds was established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the six months ended June 30, 1995, none of the Funds borrowed against this line of credit.


--------------------------------------------------------------------------------

                                       10